FINANCIAL INSTRUMENTS - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 6,547	£ 10,725
Liabilities at fair value	1,961	1,772
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	711	717
Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,250	1,055
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	982	1,264
Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	349	421
Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	5,216	9,040
Level 1
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	5,017	8,805
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	5,017	8,805
Level 2
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,433	1,764
Liabilities at fair value	1,948	1,758
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	698	703
Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,250	1,055
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	952	1,229
Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	282	334
Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	199	201
Level 3
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	97	156
Liabilities at fair value	13	14
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	13	14
Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	30	35
Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	67	87
Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	34
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 525	£ 432
Valuation technique	A	A
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 672	£ 990
Valuation technique	A	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	525	432
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	672	990
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 1,192	£ 1,905
Valuation technique	A & C	A & C
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 1,100	£ 1,690
Valuation technique	A & C	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,192	1,905
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,100	1,690
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 30	£ 0
Valuation technique	A	A
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 85	£ 70
Valuation technique	A	A
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	30	0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	85	70
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 22	£ 23
Valuation technique	B & D	B & D
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 183	£ 157
Valuation technique	B & D	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	9	9
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	153	122
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	13	14
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	30	35
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,058)	(1,643)
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,058)	(1,643)
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,058)	(1,643)
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,058)	(1,643)
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 322	£ 322
Valuation technique	A	A
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	282	278
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	40	44
Debt securities and other debt instruments | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 24	£ 92
Valuation technique	A, B & D	A, B & D
Debt securities and other debt instruments | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Debt securities and other debt instruments | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	56
Debt securities and other debt instruments | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	24	36
Equity securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 3	£ 7
Valuation technique	B	B
Equity securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Equity securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	3	7
Debt securities | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 5,216	£ 9,040
Valuation technique	D	D
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 5,017	£ 8,805
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	199	201
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	34
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 331	£ 355
Valuation technique	A	A
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	331	355
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Structured deposits | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 824	£ 605
Valuation technique	A	A
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	824	605
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Zero Amortising Guaranteed Notes | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 95	£ 95
Valuation technique	D	D
Zero Amortising Guaranteed Notes | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Zero Amortising Guaranteed Notes | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	95	95
Zero Amortising Guaranteed Notes | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0